UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05240

SELECTED CAPITAL PRESERVATION TRUST

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2009

Date of reporting period: December 31, 2009

____________________

ITEM 1. REPORT TO STOCKHOLDERS

SELECTED FUNDS	Table of Contents

Shareholder Letter	2

Management's Discussion of Fund Performance:
Selected American Shares	3
Selected Special Shares	5

Fund Overview:
Selected American Shares	7
Selected Special Shares	9
Selected Daily Government Fund	11

Expense Example	12

Schedule of Investments:
Selected American Shares	14
Selected Special Shares	19
Selected Daily Government Fund	23

Statements of Assets and Liabilities	25

Statements of Operations	27

Statements of Changes in Net Assets	28

Notes to Financial Statements	30

Financial Highlights	39

Report of Independent Registered Public Accounting Firm	41

Fund Information	42

Privacy Notice and Householding	43

Directors and Officers	44

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Selected Funds prospectus, which contains more information about investment strategies, risks, fees, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Selected Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

SELECTED FUNDS	Shareholder Letter

Dear Fellow Shareholder,

As stewards of our customers’ savings, the management team and Directors of the Selected Funds recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports, we include all of the required quantitative information, such as audited financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.  Also included is a list of positions opened and closed.

In addition, we produce a Research Report for certain funds, which is published semi-annually. In this report, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Research Report either on our website, SelectedFunds.com, or by calling 1-800-243-1575.

We thank you for your continued trust. We will do our best to earn it in the years ahead.

Sincerely,

James J. McMonagle	Christopher C. Davis	Kenneth C. Feinberg
Chairman	President & Portfolio Manager	Portfolio Manager

February 5, 2010

SELECTED FUNDS	Management’s Discussion of Fund Performance
SELECTED AMERICAN SHARES, INC.

Performance

Selected American Shares’ Class S shares delivered a total return on net asset value of 31.64% (Class D shares returned 32.06%) for the year ended December 31, 2009. Over the same time period, the Standard & Poor’s 500® Index (“Index”) returned 26.46%. The sectors1 within the Index that turned in the strongest performance over the year were information technology, materials, and consumer discretionary. The sectors that turned in the weakest (but still positive) performance over the year were telecommunication services, utilities, and energy.

Factors Impacting the Fund’s Performance

The Fund had more invested in financial companies than in any other sector (28% versus 13% for the Index) and they were the most important contributor2 to the Fund’s performance. The Fund’s financial companies out-performed the corresponding sector within the Index (up 24% versus up 17% for the Index). American Express3 was the top contributor to the Fund’s performance. Bank of America, Citigroup, and NIPPONKOA Insurance were among the most important detractors from performance.  The Fund no longer holds Bank of America, Citigroup, or NIPPONKOA Insurance.

Energy companies were the second largest contributor to the Fund’s performance as a result of strong stock selection. The Fund’s energy companies out-performed the corresponding sector within the Index (up 38% versus up 14% for the Index). The Fund also had a higher relative average weighting in this sector (16% versus 13% for the Index). Occidental Petroleum, EOG Resources, and Canadian Natural Resources were among the top contributors to performance. ConocoPhillips was among the most important detractors from performance.

The Fund’s information technology companies out-performed the corresponding sector within the Index (up 63% versus up 62% for the Index) but the Fund’s performance suffered compared to the Index as a result of a lower relative average weighting in this sector (8% versus 18% for the Index). Google, Microsoft, and Texas Instruments were among the most important contributors to performance. Tyco Electronics was among the most important detractors from performance.  The Fund no longer owns Tyco Electronics.

Health care companies also made important contributions to the Fund’s performance. The Fund’s health care companies out-performed the corresponding sector within the Index (up 40% versus up 20% for the Index). Schering-Plough was among the most important contributors to performance. Schering-Plough merged with Merck in November 2009.

Unfortunately, the Fund’s material companies under-performed the corresponding sector within the Index (up 35% versus up 49% for the Index). Vulcan Materials was among the most important detractors from performance.

The Fund had approximately 15% of its net assets invested in foreign companies at December 31, 2009. As a whole these companies out-performed the domestic companies held by the Fund.

Selected American Shares’ investment objective is to achieve both capital growth and income. In the current market environment, we expect that income will be low. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Selected American Shares are: (1) market risk, (2) company risk, (3) foreign country risk, (4) financial services risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

1      The companies included in the Standard & Poor’s 500® Index are divided into ten sectors.  One or more industry groups make up a sector.

2      A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3      This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

SELECTED FUNDS	Management’s Discussion of Fund Performance
SELECTED AMERICAN SHARES, INC. – (CONTINUED)

Comparison of a $10,000 investment in Selected American Shares Class S versus the STANDARD & POOR’S 500® INDEX over 10 years for an investment made on December 31, 1999

Average Annual Total Return for periods ended December 31, 2009

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Class D’s Inception (May 3, 2004)	Gross Expense Ratio	Net Expense Ratio
Class S	31.64%	1.12%	2.24%	N/A	0.94%	0.94%
Class D	32.06%	1.44%	N/A	2.84%	0.61%	0.61%
Standard & Poor’s 500® Index	26.46%	0.42%	(0.95)%	2.04%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

The performance data for Selected American Shares contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Selected Funds Investor Services at 1-800-243-1575.

SELECTED FUNDS	Management’s Discussion of Fund Performance
SELECTED SPECIAL SHARES, INC.

Performance

Selected Special Shares’ Class S shares delivered a total return on net asset value of 44.21% (Class D shares returned 44.72%) for the year ended December 31, 2009. Over the same time period, the Russell 3000® Index (“Index”) returned 28.34%. The sectors1 within the Index that turned in the strongest performance over the year were information technology, materials, and consumer discretionary. The sectors that turned in the weakest (but still positive) performance over the year were utilities, telecommunication services, and financials.

Factors Impacting the Fund’s Performance

The three sectors that contributed2 the most to the Fund’s performance were information technology, consumer discretionary and health care.

Information technology companies were the most important contributor to the Fund’s performance. The Fund’s information technology companies out-performed the corresponding sector within the Index (up 73% versus up 62% for the Index). The Fund’s performance also benefited from a higher relative average weighting in this strongly performing sector (21% versus 18% for the Index). Google3, Agilent Technologies, Microsoft, and Texas Instruments were among the most important contributors to the Fund’s performance. Google was the top contributor to performance for the Fund as a whole.

The second largest contributor to performance was consumer discretionary companies. The Fund’s consumer discretionary companies out-performed the corresponding sector within the Index (up 49% versus up 47% for the Index). The Fund also benefited from a higher average weighting in this sector (21% versus 10% for the Index). Walt Disney and Hunter Douglas were among the most important contributors to the Fund’s performance.  Comcast and H&R Block were among the most important detractors from performance.

The Fund benefited from strong stock selection in the health care sector as they out-performed the corresponding sector within the Index (up 42% versus up 22% for the Index). Schering-Plough was among the most important contributors to the Fund’s performance and Medtronic was among the most important detractors from performance. Schering-Plough merged with Merck in November 2009. The Fund no longer owns Medtronic.

Other important detractors from performance included Costco Wholesale, Iron Mountain, Ambac Financial, and Everest Re Group. The Fund no longer owns Ambac Financial.

The Fund had approximately 18% of its net assets invested in foreign companies at December 31, 2009. As a whole these companies out-performed the domestic companies held by the Fund.

Selected Special Shares’ investment objective is capital growth. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Selected Special Shares are: (1) market risk, (2) company risk, (3) small and medium capitalization risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

1      The companies included in the Russell 3000® Index are divided into ten sectors.  One or more industry groups make up a sector.

2      A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3      This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

SELECTED FUNDS	Management’s Discussion of Fund Performance
SELECTED SPECIAL SHARES, INC. – (CONTINUED)

Comparison of a $10,000 investment in Selected Special Shares Class S versus the Russell 3000® Index over 10 years for an investment made on December 31, 1999

Average Annual Total Return for periods ended December 31, 2009

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Class D’s Inception (May 3, 2004)	Gross Expense Ratio	Net Expense Ratio
Class S	44.21%	0.10%	0.99%	N/A	1.32%	1.32%
Class D	44.72%	0.51%	N/A	1.98%	0.84%	0.84%
Russell 3000® Index	28.34%	0.76%	(0.20)%	2.51%

The Russell 3000® Index measures the performance of the 3,000 largest companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Investments cannot be made directly in the Index.

The performance data for Selected Special Shares contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Selected Funds Investor Services at 1-800-243-1575.

SELECTED FUNDS	Fund Overview
SELECTED AMERICAN SHARES, INC.	December 31, 2009

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)
			Fund	S&P 500®
Common Stock (U.S.)	81.60%	Energy	16.40%	11.48%
Common Stock (Foreign)	15.27%	Diversified Financials	13.47%	7.87%
Corporate Bonds	1.01%	Insurance	11.39%	2.41%
Convertible Bonds (U.S.)	0.35%	Health Care	9.05%	12.63%
Convertible Bonds (Foreign)	0.22%	Information Technology	8.48%	19.85%
Short Term Investments	1.42%	Materials	7.04%	3.60%
Other Assets & Liabilities	0.13%	Food & Staples Retailing	6.73%	2.69%
	100.00%	Banks	4.22%	2.86%
		Food, Beverage & Tobacco	4.12%	5.84%
		Media	3.97%	2.90%
		Commercial & Professional Services	2.74%	0.66%
		Retailing	2.69%	3.46%
		Transportation	2.66%	2.09%
		Other	1.94%	10.73%
		Household & Personal Products	1.92%	2.83%
		Automobiles & Components	1.75%	0.61%
		Capital Goods	1.43%	7.49%
			100.00%	100.00%

Top 10 Holdings
(% of Fund’s Net Assets)
Occidental Petroleum Corp.	Energy	4.50%
Berkshire Hathaway Inc., Class A	Property & Casualty Insurance	4.42%
Costco Wholesale Corp.	Food & Staples Retailing	4.24%
Wells Fargo & Co.	Commercial Banks	4.16%
American Express Co.	Consumer Finance	3.94%
EOG Resources, Inc.	Energy	3.48%
Devon Energy Corp.	Energy	3.18%
Loews Corp.	Multi-line Insurance	2.54%
Merck & Co., Inc.	Pharmaceuticals, Biotechnology & Life Sciences	2.43%
JPMorgan Chase & Co.	Diversified Financial Services	2.42%

SELECTED FUNDS	Fund Overview
SELECTED AMERICAN SHARES, INC. – (CONTINUED)	December 31, 2009

New Positions Added (01/01/09 - 12/31/09)
(Highlighted positions are those greater than 0.80% of 12/31/09 total net assets)
			% of 12/31/09
		Date of 1st	Fund
Security	Industry	Purchase	Net Assets
Activision Blizzard, Inc.	Software & Services	01/07/09	0.45%
Becton, Dickinson and Co.	Health Care Equipment & Services	03/02/09	0.92%
Coca-Cola Co.	Food, Beverage & Tobacco	06/26/09	0.54%
Fairfax Financial Holdings Ltd.	Multi-line Insurance	09/08/09	0.38%
Harley-Davidson, Inc., Sr. Notes,
15.00%, 02/01/14	Automobiles & Components	02/03/09	0.68%
Laboratory Corp. of America Holdings	Health Care Equipment & Services	03/02/09	0.40%
LLX Logistica S.A.	Transportation	09/22/09	0.07%
Mead Johnson Nutrition Co.	Household & Personal Products	12/14/09	0.32%
Medtronic, Inc.	Health Care Equipment & Services	01/07/09	–
Merck & Co., Inc.	Pharmaceuticals, Biotechnology &
	Life Sciences	03/11/09	2.43%
Natura Cosmeticos S.A.	Household & Personal Products	07/31/09	0.13%
Pfizer Inc.	Pharmaceuticals, Biotechnology &
	Life Sciences	02/25/09	0.87%
Potash Corp. of Saskatchewan Inc.	Materials	05/14/09	0.24%
Sealed Air Corp., Sr. Notes,
12.00%, 02/14/14	Materials	01/26/09	0.33%
Walt Disney Co.	Media	02/05/09	0.84%

Positions Closed (01/01/09 - 12/31/09)
(Gains and losses greater than $20,000,000 are highlighted)
		Date of	Realized
Security	Industry	Final Sale	Gain (Loss)
Altria Group, Inc.	Food, Beverage & Tobacco	01/05/09	$2,780,858
American International Group, Inc.	Multi-line Insurance	12/18/09	(321,944,447)
Avon Products, Inc.	Household & Personal Products	03/23/09	(12,271,086)
Bank of America Corp.	Diversified Financial Services	03/16/09	(48,288,411)
Cisco Systems, Inc.	Technology Hardware & Equipment	08/20/09	(6,283,450)
Citigroup Inc.	Diversified Financial Services	03/10/09	(10,671,665)
Dell Inc.	Technology Hardware & Equipment	02/27/09	(34,630,279)
Discover Financial Services	Consumer Finance	02/04/09	2,627,104
eBay Inc.	Software & Services	06/03/09	(10,485,733)
E*TRADE Financial Corp.	Capital Markets	03/13/09	(16,195,097)
Lowe's Cos, Inc.	Retailing	02/04/09	(14,314,282)
MBIA Inc.	Property & Casualty Insurance	03/06/09	(15,794,203)
Medtronic, Inc.	Health Care Equipment & Services	04/28/09	(950,661)
Morgan Stanley	Capital Markets	03/16/09	6,170,362
NIPPONKOA Insurance Co., Ltd.	Property & Casualty Insurance	10/23/09	(21,726,466)
Schering-Plough Corp.	Pharmaceuticals, Biotechnology &
	Life Sciences	11/04/09	18,609,593
Sears Holdings Corp.	Retailing	02/27/09	(15,143,411)
Siemens AG, Registered	Capital Goods	03/20/09	(31,958,581)
Sprint Nextel Corp.	Telecommunication Services	03/12/09	(135,201,808)
State Street Corp.	Capital Markets	03/16/09	(2,375,741)
Sun Life Financial Inc.	Life & Health Insurance	12/14/09	7,413,716
Tyco Electronics Ltd.	Technology Hardware & Equipment	03/18/09	(29,153,337)
Whole Foods Market, Inc.	Food & Staples Retailing	01/09/09	(18,133,684)
WPP PLC	Media	01/12/09	(219,710)

SELECTED FUNDS	Fund Overview
SELECTED SPECIAL SHARES, INC.	December 31, 2009

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)
			Fund	Russell 3000®
Common Stock (U.S.)	73.79%	Information Technology	22.65%	19.32%
Common Stock (Foreign)	17.97%	Health Care	18.48%	12.68%
Convertible Bonds	1.30%	Media	10.28%	2.83%
Short Term Investments	7.22%	Diversified Financials	9.08%	6.69%
Other Assets & Liabilities	(0.28)%	Materials	6.96%	4.09%
	100.00%	Energy	6.38%	10.79%
		Insurance	6.30%	2.80%
		Capital Goods	3.62%	7.74%
		Consumer Durables & Apparel	2.78%	1.28%
		Telecommunication Services	2.32%	2.95%
		Consumer Services	2.25%	2.03%
		Transportation	1.94%	2.04%
		Food, Beverage & Tobacco	1.62%	5.22%
		Banks	1.56%	3.15%
		Other	1.54%	12.79%
		Commercial & Professional Services	1.15%	1.06%
		Household & Personal Products	1.09%	2.54%
			100.00%	100.00%

Top 10 Holdings
(% of Fund’s Net Assets)
Google Inc., Class A	Software & Services	5.24%
Merck & Co., Inc.	Pharmaceuticals, Biotechnology & Life Sciences	4.58%
Johnson & Johnson	Pharmaceuticals, Biotechnology & Life Sciences	4.20%
Walt Disney Co.	Media	3.70%
Oaktree Capital Group LLC, Class A	Diversified Financial Services	3.69%
Microsoft Corp.	Software & Services	3.52%
Markel Corp.	Property & Casualty Insurance	3.31%
Texas Instruments Inc.	Semiconductors & Semiconductor Equipment	3.15%
Becton, Dickinson and Co.	Health Care Equipment & Services	2.89%
Agilent Technologies, Inc.	Technology Hardware & Equipment	2.75%

SELECTED FUNDS	Fund Overview
SELECTED SPECIAL SHARES, INC. – (CONTINUED)	December 31, 2009

New Positions Added (01/01/09 - 12/31/09)
(Highlighted positions are those greater than 1.00% of 12/31/09 total net assets)
Security	Industry	Date of 1st Purchase	% of 12/31/09 Fund Net Assets
ABB Ltd., ADR	Capital Goods	04/23/09	0.72%
Activision Blizzard, Inc.	Software & Services	01/07/09	1.27%
America Movil SAB de C.V., Series L, ADR	Telecommunication Services	10/27/09	0.49%
Aon Corp.	Insurance Brokers	12/04/09	0.16%
Banco Santander Brasil S.A., ADS	Commercial Banks	10/07/09	0.48%
Becton, Dickinson and Co.	Health Care Equipment & Services	02/27/09	2.89%
Berkshire Hathaway Inc., Class B	Property & Casualty Insurance	03/02/09	0.99%
CVS Caremark Corp.	Food & Staples Retailing	12/18/09	0.57%
Exelon Corp.	Utilities	09/11/09	0.15%
Harris Corp.	Technology Hardware & Equipment	05/20/09	1.30%
International Business Machines Corp.	Technology Hardware & Equipment	08/11/09	0.46%
Laboratory Corp. of America Holdings	Health Care Equipment & Services	01/21/09	2.15%
Mead Johnson Nutrition Co.	Household & Personal Products	12/14/09	1.02%
Medtronic, Inc.	Health Care Equipment & Services	01/07/09	–
Merck & Co., Inc.	Pharmaceuticals, Biotechnology &
	Life Sciences	04/21/09	4.58%
Millipore Corp.	Pharmaceuticals, Biotechnology &
	Life Sciences	10/21/09	0.30%
NetEase.com Inc., ADR	Software & Services	11/02/09	1.19%
NRG Energy, Inc.	Utilities	01/05/09	–
Pfizer Inc.	Pharmaceuticals, Biotechnology &
	Life Sciences	02/25/09	0.84%
Ryanair Holdings PLC, ADR	Transportation	10/27/09	0.35%
Swedish Match AB	Food, Beverage & Tobacco	09/14/09	–
Wells Fargo & Co.	Commercial Banks	01/16/09	0.97%

Positions Closed (01/01/09 - 12/31/09)
(Gains and losses greater than $500,000 are highlighted)
		Date of	Realized
Security	Industry	Final Sale	Gain (Loss)
Ambac Financial Group, Inc.	Property & Casualty Insurance	02/27/09	$(1,201,098)
Cardinal Health, Inc.	Heath Care Equipment & Services	12/18/09	(26,801)
Convera Corp., Class A	Software & Services	04/02/09	(662,727)
MBIA Inc.	Property & Casualty Insurance	11/13/09	(914,337)
Medtronic, Inc.	Heath Care Equipment & Services	04/28/09	(17,307)
Netflix Inc.	Retailing	06/04/09	1,789,918
NRG Energy, Inc.	Utilities	09/11/09	37,036
Power Corp. of Canada	Life & Health Insurance	11/25/09	(32,036)
Redwood Trust, Inc.	Real Estate	02/05/09	(112,311)
Schering-Plough Corp.	Pharmaceuticals, Biotechnology &
	Life Sciences	11/04/09	484,806
Siemens AG, Registered	Capital Goods	11/02/09	(348,157)
Swedish Match AB	Food, Beverage & Tobacco	11/03/09	5,639
Whole Foods Market, Inc.	Food & Staples Retailing	02/27/09	(463,490)
WPP PLC, ADR	Media	01/09/09	3,768
Yahoo! Inc.	Software & Services	06/02/09	(307,603)

SELECTED FUNDS	Fund Overview
SELECTED CAPITAL PRESERVATION TRUST -	December 31, 2009
SELECTED DAILY GOVERNMENT FUND

Portfolio Composition		Maturity Diversification
(% of Fund’s Net Assets)		(% of Portfolio Holdings)

Federal Home Loan Bank	39.07%	0-30 Days	59.99%
Repurchase Agreements	17.40%	31-90 Days	15.45%
Federal Farm Credit Bank	16.62%	91-180 Days	16.92%
Fannie Mae	13.85%	181-397 Days	7.64%
Freddie Mac	12.61%		100.00%
Other Assets & Liabilities	0.45%
	100.00%

The maturity dates of floating rate securities used in the Maturity Diversification table are considered to be the effective maturities, based on the reset dates of the securities’ variable rates.  See the Fund’s Schedule of Investments for a listing of the floating rate securities.

SELECTED FUNDS	Expense Example

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(07/01/2009)	(12/31/2009)	(07/01/2009-12/31/2009)
Selected American Shares
Class S
Actual	$1,000.00	$1,246.49	$5.27
Hypothetical	$1,000.00	$1,020.52	$4.74
Class D
Actual	$1,000.00	$1,248.36	$3.40
Hypothetical	$1,000.00	$1,022.18	$3.06

Selected Special Shares
Class S
Actual	$1,000.00	$1,231.95	$6.86
Hypothetical	$1,000.00	$1,019.06	$6.21
Class D
Actual	$1,000.00	$1,235.06	$4.28
Hypothetical	$1,000.00	$1,021.37	$3.87

Selected Daily Government Fund
Class S
Actual	$1,000.00	$1,000.12	$2.02
Hypothetical	$1,000.00	$1,023.19	$2.04
Class D
Actual	$1,000.00	$1,000.12	$2.02
Hypothetical	$1,000.00	$1,023.19	$2.04

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to each Class’s annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). See page 13 for a description of the “Expense Example”.  The annualized operating expense ratios for the six-month period ended December 31, 2009 are as follows:

Annualized Expense Ratio**
Selected American Shares
Class S	0.93%
Class D	0.60%
Selected Special Shares
Class S	1.22%
Class D	0.76%
Selected Daily Government Fund
Class S	0.40%
Class D	0.40%

**The expense ratios reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

SELECTED FUNDS	Expense Example – (Continued)

The following disclosure provides important information regarding each Fund’s Expense Example.  Please refer to this information when reviewing the Expense Example for each Class.

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses.  The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is for the six-month period ended December 31, 2009.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses.  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid for on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example.  This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Selected Funds.  If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example.  This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Selected Funds.  If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC.	December 31, 2009

Shares	Security	Value (Note 1)
COMMON STOCK – (96.87%)
CONSUMER DISCRETIONARY – (8.36%)
Automobiles & Components – (1.03%)
3,439,500	Harley-Davidson, Inc.	$86,675,400

Consumer Durables & Apparel – (0.19%)
6,100	Garmin Ltd.	187,087
328,596	Hunter Douglas NV (Netherlands)	16,063,922

		16,251,009

Consumer Services – (0.58%)
2,152,000	H&R Block, Inc.	48,678,240

Media – (3.91%)
3,160,800	Comcast Corp., Special Class A	50,572,800
1,386,035	DIRECTV, Class A *	46,210,407
1,789,000	Grupo Televisa S.A., ADR (Mexico)	37,139,640
138,580	Liberty Media - Starz, Series A *	6,395,467
8,511,500	News Corp., Class A	116,522,435
2,199,000	Walt Disney Co.	70,917,750

		327,758,499

Retailing – (2.65%)
279,500	Amazon.com, Inc. *	37,598,340
2,630,000	Bed Bath & Beyond Inc. *	101,518,000
2,675,000	CarMax, Inc. *	64,868,750
1,732,250	Liberty Media Corp. - Interactive, Series A *	18,777,590

		222,762,680

	Total Consumer Discretionary	702,125,828

CONSUMER STAPLES – (12.57%)
Food & Staples Retailing – (6.63%)
6,016,900	Costco Wholesale Corp.	355,658,959
6,230,445	CVS Caremark Corp.	200,682,633

		556,341,592

Food, Beverage & Tobacco – (4.05%)
799,500	Coca-Cola Co.	45,571,500
6,162,058	Diageo PLC (United Kingdom)	107,504,183
2,318,150	Heineken Holding NV (Netherlands)	96,952,266
517,300	Hershey Co.	18,514,167
1,494,167	Philip Morris International Inc.	72,003,908

		340,546,024

Household & Personal Products – (1.89%)
622,000	Mead Johnson Nutrition Co.	27,181,400
515,100	Natura Cosmeticos S.A. (Brazil)	10,742,838
1,987,000	Procter & Gamble Co.	120,471,810

		158,396,048

	Total Consumer Staples	1,055,283,664

ENERGY – (16.15%)
2,767,700	Canadian Natural Resources Ltd. (Canada)	199,136,015
41,208,200	China Coal Energy Co. - H (China)	74,565,216
575,230	ConocoPhillips	29,376,996
3,632,642	Devon Energy Corp.	266,999,187
3,006,200	EOG Resources, Inc.	292,503,260

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	December 31, 2009

Shares	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
ENERGY – (CONTINUED)
4,640,100	Occidental Petroleum Corp.	$377,472,135
4,780,000	OGX Petroleo e Gas Participacoes S.A. (Brazil)	46,948,880
831,124	Transocean Ltd. *	68,817,067

	Total Energy	1,355,818,756

FINANCIALS – (29.23%)
Banks – (4.16%)
	Commercial Banks – (4.16%)
12,932,579	Wells Fargo & Co.	349,050,307

Diversified Financials – (13.26%)
	Capital Markets – (5.87%)
1,662,707	Ameriprise Financial, Inc.	64,546,286
6,088,600	Bank of New York Mellon Corp.	170,298,142
1,779,350	Brookfield Asset Management Inc., Class A (Canada)	39,465,983
3,591,210	GAM Holding Ltd. (Switzerland)	43,486,184
289,000	Goldman Sachs Group, Inc.	48,794,760
3,591,210	Julius Baer Group Ltd. (Switzerland)	126,297,278

		492,888,633

	Consumer Finance – (3.94%)
8,160,800	American Express Co.	330,675,616

	Diversified Financial Services – (3.45%)
4,884,740	JPMorgan Chase & Co.	203,547,116
2,265,600	Moody's Corp.	60,718,080
289,500	Visa Inc., Class A	25,319,670

		289,584,866

		1,113,149,115

Insurance – (11.21%)
	Life & Health Insurance – (0.19%)
658,000	Principal Financial Group, Inc.	15,818,320

	Multi-line Insurance – (3.35%)
82,850	Fairfax Financial Holdings Ltd. (Canada)	32,279,188
1,531,000	Hartford Financial Services Group, Inc.	35,611,060
5,874,000	Loews Corp.	213,519,900

		281,410,148

	Property & Casualty Insurance – (6.69%)
3,740	Berkshire Hathaway Inc., Class A *	371,008,000
1,608	Berkshire Hathaway Inc., Class B *	5,283,888
21,700	Markel Corp. *	7,378,000
9,900,800	Progressive Corp. (Ohio) *	178,115,392

		561,785,280

	Reinsurance – (0.98%)
1,578,687	Transatlantic Holdings, Inc.	82,265,380

		941,279,128

Real Estate – (0.60%)
10,172,000	Hang Lung Group Ltd. (Hong Kong)	50,240,741

	Total Financials	2,453,719,291

HEALTH CARE – (8.91%)
Health Care Equipment & Services – (3.52%)
974,400	Becton, Dickinson and Co.	76,841,184

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	December 31, 2009

Shares	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Health Care Equipment & Services – (Continued)
1,610,000	Cardinal Health, Inc.	$51,906,400
805,000	CareFusion Corp. *	20,133,050
1,230,000	Express Scripts, Inc. *	106,333,500
444,000	Laboratory Corp. of America Holdings *	33,228,960
236,000	UnitedHealth Group Inc.	7,193,280

		295,636,374

Pharmaceuticals, Biotechnology & Life Sciences – (5.39%)
2,725,100	Johnson & Johnson	175,523,691
5,574,673	Merck & Co., Inc.	203,698,551
4,031,200	Pfizer Inc.	73,327,528

		452,549,770

	Total Health Care	748,186,144

INDUSTRIALS – (6.72%)
Capital Goods – (1.40%)
1,818,000	ABB Ltd., ADR (Switzerland)	34,723,800
531,000	PACCAR Inc.	19,264,680
1,792,283	Tyco International Ltd.	63,948,657

		117,937,137

Commercial & Professional Services – (2.70%)
1,241,000	D&B Corp.	104,703,170
5,363,250	Iron Mountain Inc. *	122,067,570

		226,770,740

Transportation – (2.62%)
24,134,198	China Merchants Holdings International Co., Ltd. (China)	77,855,365
17,840,000	China Shipping Development Co. Ltd. - H (China)	26,623,116
14,030,743	Cosco Pacific Ltd. (China)	17,842,182
502,910	Kuehne & Nagel International AG, Registered (Switzerland)	48,897,510
1,053,500	LLX Logistica S.A. (Brazil)*	6,117,682
740,500	United Parcel Service, Inc., Class B	42,482,485

		219,818,340

	Total Industrials	564,526,217

INFORMATION TECHNOLOGY – (8.35%)
Semiconductors & Semiconductor Equipment – (1.50%)
4,815,800	Texas Instruments Inc.	125,499,748

Software & Services – (4.10%)
3,401,000	Activision Blizzard, Inc. *	37,785,110
227,300	Google Inc., Class A *	140,921,454
5,443,000	Microsoft Corp.	165,902,640

		344,609,204

Technology Hardware & Equipment – (2.75%)
3,239,800	Agilent Technologies, Inc. *	100,660,586
2,533,000	Hewlett-Packard Co.	130,474,830

		231,135,416

	Total Information Technology	701,244,368

MATERIALS – (6.38%)
1,339,500	BHP Billiton PLC (United Kingdom)	42,703,282
930,600	Martin Marietta Materials, Inc.	83,204,946

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	December 31, 2009

Shares/Principal	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
MATERIALS – (CONTINUED)
517,800	Monsanto Co.	$42,330,150
186,400	Potash Corp. of Saskatchewan Inc. (Canada)	20,224,400
728,187	Rio Tinto PLC (United Kingdom)	39,319,799
7,883,400	Sealed Air Corp.	172,331,124
4,561,630	Sino-Forest Corp. (Canada)*	84,528,746
145,700	Sino-Forest Corp., 144A (Canada)* (a)(b)	2,699,877
924,100	Vulcan Materials Co.	48,672,347

	Total Materials	536,014,671

UTILITIES – (0.20%)
1,241,800	AES Corp. *	16,528,358

	Total Utilities	16,528,358

	TOTAL COMMON STOCK – (Identified cost $5,530,593,843)	8,133,447,297

CONVERTIBLE BONDS – (0.57%)
MATERIALS – (0.22%)
$15,365,000	Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada) (c)	18,159,509

	Total Materials	18,159,509

TELECOMMUNICATION SERVICES – (0.35%)
19,200,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	19,488,000
8,000,000	Level 3 Communications, Inc., Conv. Sr. Notes, 15.00%, 01/15/13 (c)	10,000,000

	Total Telecommunication Services	29,488,000

	TOTAL CONVERTIBLE BONDS – (Identified cost $42,565,000)	47,647,509

CORPORATE BONDS – (1.01%)
CONSUMER DISCRETIONARY – (0.68%)
Automobiles & Components – (0.68%)
47,000,000	Harley-Davidson, Inc., Sr. Notes, 15.00%, 02/01/14 (c)	57,574,013

	Total Consumer Discretionary	57,574,013

MATERIALS – (0.33%)
25,000,000	Sealed Air Corp., Sr. Notes, 12.00%, 02/14/14 (c)	27,419,375

	Total Materials	27,419,375

	TOTAL CORPORATE BONDS – (Identified cost $72,000,000)	84,993,388

SHORT TERM INVESTMENTS – (1.42%)
COMMERCIAL PAPER – (1.20%)
35,163,000	Three Pillars Funding, 0.30%, 01/04/10	35,162,121
50,000,000	Three Pillars Funding, 0.35%, 01/04/10	49,998,542
15,000,000	Three Pillars Funding, 0.30%, 01/06/10	14,999,375

	Total Commercial Paper	100,160,038

REPURCHASE AGREEMENTS – (0.22%)
6,220,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.01%, 01/04/10, dated 12/31/09, repurchase value of $6,220,007
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.131%-5.959%, 02/01/35-06/01/38, total market value $6,344,400)	6,220,000

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	December 31, 2009

Principal	Security	Value (Note 1)
SHORT TERM INVESTMENTS – (CONTINUED)
REPURCHASE AGREEMENTS – (CONTINUED)
$12,441,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.03%, 01/04/10, dated 12/31/09, repurchase value of $12,441,041
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.93%-2.625%, 03/30/10-12/31/14, total market value $12,689,820)	$12,441,000

	Total Repurchase Agreements	18,661,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $118,821,038)	118,821,038

	Total Investments – (99.87%) – (Identified cost $5,763,979,881) – (d)	8,384,909,232
	Other Assets Less Liabilities – (0.13%)	11,216,319

	Net Assets – (100.00%)	$8,396,125,551

ADR: American Depositary Receipt
*	Non-Income producing security.
(a)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $2,699,877, or 0.03% of the Fund's net assets, as of December 31, 2009.

(b)	Restricted Security – See Note 9 of the Notes to Financial Statements.
(c)	Illiquid Security – See Note 9 of the Notes to Financial Statements.
(d)	Aggregate cost for federal income tax purposes is $5,774,959,067. At December 31, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$2,861,352,145
	Unrealized depreciation	(251,401,980)
	Net unrealized appreciation	$2,609,950,165

See Notes to Financial Statements

SELECTED FUNDS	Schedule of Investments
SELECTED SPECIAL SHARES, INC.	December 31, 2009

Shares	Security	Value (Note 1)
COMMON STOCK – (91.76%)
CONSUMER DISCRETIONARY – (14.92%)
Automobiles & Components – (0.08%)
2,680	Johnson Controls, Inc.	$73,003

Consumer Durables & Apparel – (2.58%)
800	Garmin Ltd.	24,536
45,122	Hunter Douglas NV (Netherlands)	2,205,859

		2,230,395

Consumer Services – (2.10%)
6,040	H&R Block, Inc.	136,625
47,800	Yum! Brands, Inc.	1,671,566

		1,808,191

Media – (9.57%)
56,100	Comcast Corp., Special Class A	897,600
21,803	DIRECTV, Class A *	726,912
60,900	Grupo Televisa S.A., ADR (Mexico)	1,264,284
29,300	Lagardere S.C.A. (France)	1,186,227
2,180	Liberty Media - Starz, Series A *	100,607
65,280	News Corp., Class A	893,683
98,900	Walt Disney Co.	3,189,525

		8,258,838

Retailing – (0.59%)
5,670	CarMax, Inc. *	137,497
34,490	Liberty Media Corp. - Interactive, Series A *	373,872

		511,369

	Total Consumer Discretionary	12,881,796

CONSUMER STAPLES – (3.13%)
Food & Staples Retailing – (0.61%)
630	Costco Wholesale Corp.	37,239
15,230	CVS Caremark Corp.	490,559

		527,798

Food, Beverage & Tobacco – (1.50%)
31,065	Heineken Holding NV (Netherlands)	1,299,235

Household & Personal Products – (1.02%)
20,100	Mead Johnson Nutrition Co.	878,370

	Total Consumer Staples	2,705,403

ENERGY – (5.93%)
9,600	Devon Energy Corp.	705,600
15,500	Occidental Petroleum Corp.	1,260,925
27,600	Tenaris S.A., ADR (Argentina)	1,177,140
23,871	Transocean Ltd. *	1,976,519

	Total Energy	5,120,184

FINANCIALS – (15.76%)
Banks – (1.45%)
	Commercial Banks – (1.45%)
30,100	Banco Santander Brasil S.A., ADS (Brazil)	419,594
30,900	Wells Fargo & Co.	833,991

		1,253,585

SELECTED FUNDS	Schedule of Investments
SELECTED SPECIAL SHARES, INC. - (CONTINUED)	December 31, 2009

Shares	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (8.45%)
Capital Markets – (3.33%)
52,790	Bank of New York Mellon Corp.	$1,476,536
53,800	Charles Schwab Corp.	1,012,516
25,552	E*TRADE Financial Corp. *	44,716
7,170	GAM Holding Ltd. (Switzerland)	86,822
7,170	Julius Baer Group Ltd. (Switzerland)	252,158

		2,872,748

Diversified Financial Services – (5.12%)
295	CME Group Inc.	99,105
95,000	Oaktree Capital Group LLC, Class A (a)	3,182,500
13,053	Pargesa Holdings S.A., Bearer Shares (Switzerland)	1,135,704

		4,417,309

		7,290,057

Insurance – (5.86%)
	Insurance Brokers – (0.27%)
3,600	Aon Corp.	138,024
5,018	Brown & Brown, Inc.	90,173

		228,197

	Property & Casualty Insurance – (4.30%)
260	Berkshire Hathaway Inc., Class B *	854,360
8,405	Markel Corp. *	2,857,700

		3,712,060

	Reinsurance – (1.29%)
1,380	Everest Re Group, Ltd.	118,238
1,360	RenaissanceRe Holdings Ltd.	72,284
17,768	Transatlantic Holdings, Inc.	925,891

		1,116,413

		5,056,670

	Total Financials	13,600,312

HEALTH CARE – (17.20%)
Health Care Equipment & Services – (7.28%)
31,605	Becton, Dickinson and Co.	2,492,370
5,285	CareFusion Corp. *	132,178
27,100	IDEXX Laboratories, Inc. *	1,448,224
24,800	Laboratory Corp. of America Holdings *	1,856,032
11,470	UnitedHealth Group Inc.	349,606

		6,278,410

Pharmaceuticals, Biotechnology & Life Sciences – (9.92%)
56,300	Johnson & Johnson	3,626,283
108,273	Merck & Co., Inc.	3,956,295
3,600	Millipore Corp. *	260,460
39,600	Pfizer Inc.	720,324

		8,563,362

	Total Health Care	14,841,772

INDUSTRIALS – (6.24%)
Capital Goods – (3.36%)
32,450	ABB Ltd., ADR (Switzerland)	619,795

SELECTED FUNDS	Schedule of Investments
SELECTED SPECIAL SHARES, INC. - (CONTINUED)	December 31, 2009

Shares	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Capital Goods – (Continued)
97,852	Blount International, Inc. *	$988,305
45,100	Shaw Group Inc. *	1,296,625

		2,904,725

Commercial & Professional Services – (1.07%)
260	D&B Corp.	21,936
39,536	Iron Mountain Inc. *	899,840

		921,776

Transportation – (1.81%)
118,300	Clark Holdings, Inc. *	44,954
12,460	Kuehne & Nagel International AG, Registered (Switzerland)	1,211,475
11,300	Ryanair Holdings PLC, ADR (Ireland)*	303,066

		1,559,495

	Total Industrials	5,385,996

INFORMATION TECHNOLOGY – (21.08%)
Semiconductors & Semiconductor Equipment – (3.15%)
104,400	Texas Instruments Inc.	2,720,664

Software & Services – (12.39%)
98,900	Activision Blizzard, Inc. *	1,098,779
7,294	Google Inc., Class A *	4,522,134
99,650	Microsoft Corp.	3,037,332
27,400	NetEase.com Inc., ADR (China)*	1,030,514
21,500	SAP AG, ADR (Germany)	1,006,415

		10,695,174

Technology Hardware & Equipment – (5.54%)
76,300	Agilent Technologies, Inc. *	2,370,641
6,972	Cisco Systems, Inc. *	166,910
23,670	Harris Corp.	1,125,508
14,000	Hewlett-Packard Co.	721,140
3,000	International Business Machines Corp.	392,700

		4,776,899

	Total Information Technology	18,192,737

MATERIALS – (6.48%)
22,600	Monsanto Co.	1,847,550
36,680	Sigma-Aldrich Corp.	1,853,440
101,900	Sino-Forest Corp. (Canada)*	1,888,246

	Total Materials	5,589,236

TELECOMMUNICATION SERVICES – (0.87%)
9,000	America Movil SAB de C.V., Series L, ADR (Mexico)	422,820
7,518	American Tower Corp., Class A *	324,853

	Total Telecommunication Services	747,673

UTILITIES – (0.15%)
2,700	Exelon Corp.	131,949

	Total Utilities	131,949

	TOTAL COMMON STOCK – (Identified cost $67,836,744)	79,197,058

SELECTED FUNDS	Schedule of Investments
SELECTED SPECIAL SHARES, INC. - (CONTINUED)	December 31, 2009

Principal	Security	Value (Note 1)
CONVERTIBLE BONDS – (1.30%)
TELECOMMUNICATION SERVICES – (1.30%)
$1,100,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	$1,116,500

	TOTAL CONVERTIBLE BONDS – (Identified cost $1,100,000)	1,116,500

SHORT TERM INVESTMENTS – (7.22%)
COMMERCIAL PAPER – (4.05%)
3,500,000	Three Pillars Funding, 0.30%, 01/04/10	3,499,883

	Total Commercial Paper	3,499,883

REPURCHASE AGREEMENTS – (3.17%)
911,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.01%, 01/04/10, dated 12/31/09, repurchase value of $911,001
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.131%-5.959%, 02/01/35-06/01/38, total market value $929,220)	911,000
1,822,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.03%, 01/04/10, dated 12/31/09, repurchase value of $1,822,006
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.93%-2.625%, 03/30/10-12/31/14, total market value $1,858,440)	1,822,000

	Total Repurchase Agreements	2,733,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $6,232,883)	6,232,883

	Total Investments – (100.28%) – (Identified cost $75,169,627) – (b)	86,546,441
	Liabilities Less Other Assets – (0.28%)	(239,497)

	Net Assets – (100.00%)	$86,306,944

ADR: American Depositary Receipt
ADS: American Depositary Share
*	Non-Income producing security.
(a)	Illiquid Security – See Note 9 of the Notes to Financial Statements.
(b)	Aggregate cost for federal income tax purposes is $76,031,069. At December 31, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$15,270,364
	Unrealized depreciation	(4,754,992)
	Net unrealized appreciation	$10,515,372

See Notes to Financial Statements

SELECTED FUNDS	Schedule of Investments
SELECTED CAPITAL PRESERVATION TRUST –	December 31, 2009
SELECTED DAILY GOVERNMENT FUND

Principal	Security	Value (Note 1)
FANNIE MAE – (13.85%)
$130,000	7.25%, 01/15/10	$130,324
200,000	0.25%, 02/01/10 (a)	199,957
200,000	0.47%, 02/22/10 (a)	199,864
100,000	4.21%, 02/22/10	100,564
75,000	4.23%, 02/22/10	75,405
215,000	4.75%, 04/19/10	217,866
350,000	5.00%, 04/28/10	355,267
250,000	0.25%, 05/12/10 (a)	249,773
125,000	4.125%, 05/12/10	126,723
160,000	4.625%, 06/01/10	162,867
300,000	3.40%, 06/10/10	303,444
297,000	0.21%, 06/23/10 (a)	296,700
100,000	3.27%, 06/30/10	101,465
250,000	5.125%, 07/06/10	256,165
1,000,000	0.1744%, 07/13/10 (b)	999,950

	TOTAL FANNIE MAE – (Identified cost $3,776,334)	3,776,334

FEDERAL FARM CREDIT BANK – (16.62%)
105,000	5.30%, 01/04/10	105,041
500,000	0.1313%, 03/29/10 (b)	499,916
150,000	4.80%, 04/12/10	151,896
458,000	4.75%, 05/07/10	464,726
200,000	0.1519%, 06/22/10 (b)	199,952
1,000,000	0.1219%, 06/24/10 (b)	1,000,000
300,000	0.2047%, 09/03/10 (b)	300,000
100,000	2.33%, 09/03/10	101,299
1,000,000	0.09%, 09/21/10 (b)	999,927
200,000	4.70%, 10/20/10	206,681
500,000	0.1563%, 10/26/10 (b)	500,000

	TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $4,529,438)	4,529,438

FEDERAL HOME LOAN BANK – (39.07%)
500,000	3.75%, 01/08/10	500,320
3,000,000	0.65%, 01/27/10 (b)	3,000,358
2,000,000	0.66%, 02/02/10 (b)	2,000,000
400,000	0.44%, 02/03/10 (a)	399,839
220,000	5.25%, 02/09/10	221,123
200,000	0.25%, 02/12/10 (a)	199,942
410,000	3.875%, 02/12/10	411,627
100,000	0.23%, 03/05/10 (a)	99,960
350,000	4.875%, 03/12/10	353,020
225,000	0.92%, 04/09/10	225,404
75,000	0.875%, 04/15/10	75,068
25,000	0.80%, 04/23/10	25,017
100,000	0.20%, 04/26/10 (a)	99,936
225,000	7.625%, 05/14/10	231,129
200,000	0.80%, 05/17/10	200,395
100,000	4.65%, 05/26/10	101,693
100,000	5.00%, 05/26/10	101,623

SELECTED FUNDS	Schedule of Investments
SELECTED CAPITAL PRESERVATION TRUST –	December 31, 2009
SELECTED DAILY GOVERNMENT FUND - (CONTINUED)

Principal	Security	Value (Note 1)
FEDERAL HOME LOAN BANK – (CONTINUED)
$100,000	4.25%, 06/11/10	$101,743
100,000	4.61%, 06/15/10	101,940
250,000	5.00%, 06/30/10	255,843
200,000	0.134%, 07/09/10 (b)	200,151
200,000	1.30%, 07/30/10	201,148
200,000	4.125%, 08/13/10	204,685
325,000	6.875%, 08/13/10	338,097
1,000,000	0.1425%, 11/17/10 (b)	1,000,000

	TOTAL FEDERAL HOME LOAN BANK – (Identified cost $10,650,061)	10,650,061

FREDDIE MAC – (12.61%)
100,000	0.18%, 01/20/10 (a)	99,991
1,175,000	4.875%, 02/09/10	1,180,542
300,000	0.25%, 03/09/10 (a)	299,860
200,000	0.25%, 03/23/10 (a)	199,888
250,000	0.25%, 03/31/10 (a)	249,845
250,000	4.15%, 04/01/10	252,380
200,000	0.20%, 04/26/10 (a)	199,872
240,000	2.875%, 04/30/10	242,039
300,000	3.55%, 06/18/10	304,568
300,000	4.125%, 07/12/10	306,052
100,000	4.75%, 09/22/10	103,052

	TOTAL FREDDIE MAC – (Identified cost $3,438,089)	3,438,089

REPURCHASE AGREEMENTS – (17.40%)
1,581,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.01%, 01/04/10, dated 12/31/09, repurchase value of $1,581,002
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.131%-5.959%, 02/01/35-06/01/38, total market value $1,612,620)	1,581,000
3,163,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.03%, 01/04/10, dated 12/31/09, repurchase value of $3,163,011
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.93%-2.625%, 03/30/10-12/31/14, total market value $3,226,260)	3,163,000

	TOTAL REPURCHASE AGREEMENTS – (Identified cost $4,744,000)	4,744,000

	Total Investments – (99.55%) – (Identified cost $27,137,922) – (c)	27,137,922
	Other Assets Less Liabilities – (0.45%)	122,914

	Net Assets – (100.00%)	$27,260,836

(a)	Zero coupon bonds reflect the effective yield on the date of purchase.
(b)
The interest rates on floating rate securities, shown as of December 31, 2009, may change daily or less frequently and are based on indices of market interest rates.  For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(c)	Aggregate cost for federal income tax purposes is $27,137,922.

See Notes to Financial Statements

SELECTED FUNDS	Statements of Assets and Liabilities
At December 31, 2009

	Selected American Shares	Selected Special Shares	Selected Daily Government Fund
ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$8,384,909,232	$86,546,441	$27,137,922
Cash	382,303	2,325	3,802
Receivables:
Capital stock sold	19,119,294	7,339	39,696
Dividends and interest	10,517,217	136,108	101,831
Investment securities sold	4,757,699	136,477	–
Prepaid expenses	188,216	3,111	1,912
Due from Adviser	–	–	9,180
Total assets	8,419,873,961	86,831,801	27,294,343
LIABILITIES:
Payables:
Investment securities purchased	8,549,257	408,311	–
Capital stock redeemed	8,909,435	32,680	900
Distributions payable	–	–	6
Accrued audit fees	20,250	5,900	5,100
Accrued custodian fees	183,191	5,598	2,139
Accrued distribution service fees	1,037,069	4,526	–
Accrued management fees	3,877,060	41,762	7,190
Accrued transfer agent fees	1,116,902	20,460	7,431
Other accrued expenses	55,246	5,620	10,741
Total liabilities	23,748,410	524,857	33,507
NET ASSETS	$8,396,125,551	$86,306,944	$27,260,836
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$281,601,249	$2,204,727	$2,726,084
Additional paid-in capital	6,710,752,268	88,620,321	24,534,752
Overdistributed net investment income	(3,309,052)	(38,915)	–
Accumulated net realized losses from investments and foreign currency transactions	(1,213,933,473)	(15,856,937)	–
Net unrealized appreciation on investments and foreign currency transactions	2,621,014,559	11,377,748	–
Net Assets	$8,396,125,551	$86,306,944	$27,260,836

*Including:
Cost of investments	$5,763,979,881	$75,169,627	$27,137,922
Cost and market value of repurchase agreements (if greater than 10% of assets)	–	–	4,744,000

SELECTED FUNDS	Statement of Assets and Liabilities – (Continued)
At December 31, 2009

	Selected American Shares	Selected Special Shares	Selected Daily Government Fund
CLASS S SHARES:
Net assets	$4,741,863,924	$19,179,170	$3,733,451
Shares outstanding	127,180,786	1,961,322	3,733,451
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$37.28	$9.78	$1.00
CLASS D SHARES:
Net assets	$3,654,261,627	$67,127,774	$23,527,385
Shares outstanding	98,100,213	6,857,586	23,527,385
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$37.25	$9.79	$1.00

See Notes to Financial Statements

SELECTED FUNDS	Statements of Operations
For the year ended December 31, 2009

	Selected American Shares	Selected Special Shares	Selected Daily Government Fund
INVESTMENT INCOME:
Income:
Dividends*	$118,255,044	$1,111,431	$–
Interest	13,386,209	113,927	316,172
Net lending fees	140,020	–	–
Total income	131,781,273	1,225,358	316,172

Expenses:
Management fees (Note 3)	39,547,198	441,954	111,864
Custodian fees	922,673	31,090	14,191
Transfer agent fees:
Class S	4,678,010	48,621	16,108
Class D	957,005	33,770	12,664
Audit fees	61,200	20,400	16,800
Legal fees	90,719	5,176	5,996
Reports to shareholders	995,708	6,734	2,054
Directors’ fees and expenses	514,703	7,626	6,195
Registration and filing fees	110,002	34,721	33,999
Miscellaneous	269,343	11,982	8,530
Payments under distribution plan (Note 7):
Class S	10,761,378	42,136	10,553
Total expenses	58,907,939	684,210	238,954
Expenses paid indirectly (Note 4)	(144)	(3)	(2)
Reimbursement/waiver of expenses by Adviser (Notes 3 and 7)	–	–	(69,969)
Net expenses	58,907,795	684,207	168,983
Net investment income	72,873,478	541,151	147,189

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized loss from:
Investment transactions	(820,470,273)	(7,192,337)	–
Foreign currency transactions	(108,543)	(22,402)	–
Net change in unrealized appreciation (depreciation)	2,781,165,680	33,700,405	–
Net realized and unrealized gain on investments and foreign currency transactions	1,960,586,864	26,485,666	–
Net increase in net assets resulting from operations	$2,033,460,342	$27,026,817	$147,189

*Net of foreign taxes withheld as follows	$1,464,396	$42,134	$–

See Notes to Financial Statements

SELECTED FUNDS	Statements of Changes in Net Assets
For the year ended December 31, 2009

	Selected American Shares	Selected Special Shares	Selected Daily Government Fund
OPERATIONS:
Net investment income	$72,873,478	$541,151	$147,189
Net realized loss from investments and foreign currency transactions	(820,578,816)	(7,214,739)	–
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	2,781,165,680	33,700,405	–
Net increase in net assets resulting from operations	2,033,460,342	27,026,817	147,189

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class S	(36,762,782)	(52,579)	(8,866)
Class D	(37,108,020)	(440,887)	(138,323)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 5):
Class S	(863,944,809)	(2,611,779)	(510,481)
Class D	(60,905,184)	(1,054,695)	(43,775,612)

Total increase (decrease) in net assets	1,034,739,547	22,866,877	(44,286,093)

NET ASSETS:
Beginning of year	7,361,386,004	63,440,067	71,546,929
End of year*	$8,396,125,551	$86,306,944	$27,260,836

*Including overdistributed net investment income of	$(3,309,052)	$(38,915)	$–

See Notes to Financial Statements

SELECTED FUNDS	Statements of Changes in Net Assets
For the year ended December 31, 2008

	Selected American Shares	Selected Special Shares	Selected Daily Government Fund
OPERATIONS:
Net investment income	$103,808,560	$715,538	$2,602,966
Net realized loss from investments and foreign currency transactions	(290,862,323)	(7,040,835)	–
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(4,790,394,567)	(49,785,249)	–
Net increase (decrease) in net assets resulting from operations	(4,977,448,330)	(56,110,546)	2,602,966

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class S	(55,442,250)	–	(97,566)
Class D	(47,995,856)	(153,552)	(2,505,400)
Return of capital:
Class S	(1,177,433)	–	–
Class D	(1,019,293)	(25,788)	–

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 5):
Class S	(42,931,837)	(10,657,415)	(631,978)
Class D	(134,262,825)	(6,271,172)	(42,883,336)

Total decrease in net assets	(5,260,277,824)	(73,218,473)	(43,515,314)

NET ASSETS:
Beginning of year	12,621,663,828	136,658,540	115,062,243
End of year*	$7,361,386,004	$63,440,067	$71,546,929

*Including overdistributed net investment income of	$(2,203,185)	$(64,198)	$–

See Notes to Financial Statements

SELECTED FUNDS	Notes to Financial Statements
December 31, 2009

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Selected Funds (“Funds”) consist of Selected American Shares, Inc. (a Maryland corporation) (“Selected American Shares”), Selected Special Shares, Inc. (a Maryland corporation) (“Selected Special Shares”), and the Selected Capital Preservation Trust (an Ohio corporation) (“Trust”).  The Trust consists of the Selected Daily Government Fund.  The Funds and Trust are registered under the Investment Company Act of 1940 (“40 Act”), as amended, as diversified, open-end management investment companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Selected American Shares’ investment objective is to achieve both capital growth and income. The Fund primarily invests in equity securities issued by large companies with market capitalizations of at least $10 billion.

Selected Special Shares’ investment objective is capital growth. The Fund invests in a diversified portfolio of small, mid and large capitalization companies.

Selected Daily Government Fund seeks to provide a high level of current income from short-term money market securities consistent with prudent investment management, preservation of capital and maintenance of liquidity.  It invests in U.S. Government Securities and repurchase agreements in respect thereto.

An investment in any of the Funds, as with any mutual fund, includes risks that vary depending upon the fund's investment objectives and policies.  There is no assurance that the investment objective of any fund will be achieved. A fund's return and net asset value will fluctuate, although Selected Daily Government Fund seeks to maintain a net asset value of $1.00 per share.

The Class S and Class D shares are sold at net asset value.  Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by each class.  Operating expenses directly attributable to a specific class are charged against the operations of that class.  All classes have identical rights with respect to voting (exclusive of each Class’ distribution arrangement), liquidation and distributions.

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the last quoted bid price.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors/Trustees.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  For Selected Daily Government Fund, in compliance with Rule 2a-7 of the 40 Act, securities are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors/Trustees.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

SELECTED FUNDS	Notes to Financial Statements – (Continued)
December 31, 2009

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements – (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Money market securities are valued using amortized cost, in accordance with rules under the 40 Act.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of December 31, 2009 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
			Selected
	Selected	Selected	Daily
	American	Special	Government
	Shares	Shares	Fund
Valuation inputs
Level 1 – Quoted prices:
Equity securities:
Consumer discretionary	$686,061,906	$9,489,710	$–
Consumer staples	850,827,215	1,406,168	–
Energy	1,281,253,540	5,120,184	–
Financials	2,359,992,366	9,195,286	–
Health care	748,186,144	14,841,772	–
Industrials	393,308,044	4,174,521	–
Information technology	701,244,368	18,192,737	–
Materials	453,991,590	5,589,236	–
Telecommunication services	–	747,673	–
Utilities	16,528,358	131,949	–
Level 2 – Other Significant Observable Inputs:
Short-term debt securities issued by U.S. Treasuries and U.S. government corporations and agencies	–	–	22,393,922
Convertible debt securities	47,647,509	1,116,500	–
Corporate debt securities	84,993,388	–	–
Equity securities*:
Consumer discretionary	16,063,922	3,392,086	–
Consumer staples	204,456,449	1,299,235	–
Energy	74,565,216	–	–
Financials	93,726,925	4,405,026	–
Industrials	171,218,173	1,211,475	–
Materials	82,023,081	–	–
Short-term securities	118,821,038	6,232,883	4,744,000
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$8,384,909,232	$86,546,441	$27,137,922

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

Master Repurchase Agreements - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts.  These balances are invested in one or more repurchase agreements, secured by U.S. Government securities.  A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature.  Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
December 31, 2009

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation.  The cost basis of such assets and liabilities is determined based upon historical exchange rates.  Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar.  Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss.  When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed.  Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. Dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.  The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statements of Operations.

Federal Income Taxes - It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders.  Therefore, no provision for federal income or excise tax is required.  The Adviser has analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of December 31, 2009, no provision for income tax would be required in the Funds’ financial statements.  The Funds’ federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.  The earliest tax year that remains subject to examination by these jurisdictions is 2006. At December 31, 2009, the Funds had available for federal income tax purposes unused capital loss carryforwards and post October 2009 capital losses as follows:

	Capital Loss Carryforwards

	Selected American Shares	Selected Special Shares
Expiring
12/31/2012	$29,605,000	$–
12/31/2013	69,420,000	–
12/31/2014	–	–
12/31/2015	–	–
12/31/2016	291,657,000	4,812,000
12/31/2017	724,236,000	10,332,000
Total	$1,114,918,000	$15,144,000

Post October 2009 Capital Losses (expire December 31, 2018)
Selected American Shares	$99,039,000

SELECTED FUNDS	Notes to Financial Statements – (Continued)
December 31, 2009

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost.  Dividend income is recorded on the ex-dividend date.  Dividend income from REIT securities may include return of capital.  Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss.  Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date.  Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, net operating losses, passive foreign investment company shares, and partnership income. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds.  The Funds adjust the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax rules. Accordingly, during the year ended December 31, 2009, for Selected American Shares, amounts have been reclassified to reflect an increase in overdistributed net investment income of $108,543 and a corresponding decrease to accumulated net realized losses from investments and foreign currency transactions; for Selected Special Shares, amounts have been reclassified to reflect an increase in overdistributed net investment income of $22,402, an increase in additional paid in capital of $1,918, and a decrease to accumulated net realized losses from investments and foreign currency transactions of $20,484. The Funds’ net assets have not been affected by these reclassifications.

The tax character of distributions paid during the years ended December 31, 2009 and 2008 was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Selected American Shares
2009	$73,870,802	$–	$–	$73,870,802
2008	103,438,106	–	2,196,726	105,634,832

Selected Special Shares
2009	493,466	–	–	493,466
2008	155,470	–	23,870	179,340

Selected Daily Government Fund
2009	147,189	–	–	147,189
2008	2,602,966	–	–	2,602,966

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Selected American Shares	Selected Special Shares
Undistributed net investment income	$ 10,054,882	$171,650
Accumulated net realized losses from investments and foreign currency transactions	(1,213,956,497)	(15,143,997)
Net unrealized appreciation on investments	2,610,035,37	10,516,306
Total	$ 1,406,133,76	$(4,456,041)

SELECTED FUNDS	Notes to Financial Statements – (Continued)
December 31, 2009

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Indemnification - Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period.  Actual results may differ from these estimates.

Directors/Trustees Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for independent Directors/Trustees that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s/Trustee’s account is based upon years of service and fees paid to each Director/Trustee during the years of service. The amount paid to the Director/Trustee by the Trust under the plan will be determined based upon the performance of the Selected Funds.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) during the year ended December 31, 2009 for Selected American Shares and Selected Special Shares were as follows:

	Selected American Shares	Selected Special Shares
Cost of purchases	$802,416,733	$16,971,534
Proceeds of sales	1,642,976,629	25,039,236

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser.  Prior to July 1, 2009, the annual rate for Selected American Shares was 0.65% of the average net assets for the first $500 million, 0.60% on the next $500 million, 0.55% on the next $2 billion, 0.54% on the next $1 billion, 0.53% on the next $1 billion, 0.52% on the next $1 billion, 0.51% on the next $1 billion, 0.50% on the next $3 billion, and 0.485% of the average net assets in excess of $10 billion. The annual rate for Selected Special Shares was 0.70% of the average net assets for the first $50 million, 0.675% on the next $100 million, 0.65% on the next $100 million, and 0.60% of the average net assets in excess of $250 million. Effective July 1, 2009, the Adviser reduced the advisory fee breakpoints above 0.55% for Selected American Shares and Selected Special Shares. As a result, the new annual rate for Selected American Shares is 0.55% of the average net assets for the first $3 billion. For Selected Special Shares the new fixed annual rate is 0.55% of the average net assets. Advisory fees paid during the year ended December 31, 2009 approximated 0.54% and 0.61% of average net assets for Selected American Shares and Selected Special Shares, respectively. The fixed annual rate for the Selected Daily Government Fund is 0.30% of the average net assets. The Adviser is contractually committed to waive fees and/or reimburse Selected Daily Government Fund’s expenses to the extent necessary to cap total annual operating expenses at 0.50% for Class S and D shares (the cap for Class S shares was 0.75% until May 1, 2009). The Adviser also agrees to waive some or all of its advisory fees and to reimburse expenses to the extent necessary so that the Fund’s investment income will not be less than zero until May 1, 2010.  During the year ended December 31, 2009, such waivers and reimbursements amounted to $19,503 and $43,496 for Class S and Class D shares, respectively. After waivers and reimbursements, the net advisory fees paid during the year ended December 31, 2009 approximated 0.13% of average net assets for Selected Daily Government Fund.

Boston Financial Data Services, Inc. ("BFDS") is the Funds’ primary transfer agent.  The Adviser is also paid for certain transfer agent services.  The fee paid to the Adviser for the year ended December 31, 2009 was $188,552, $8,835, and $2,822 for Selected American Shares, Selected Special Shares, and Selected Daily Government Fund, respectively.  State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider.  Fees for such services are included in the custodian fee as State Street Bank also serves as the Funds’ custodian.  Certain Directors/Trustees and Officers of the Funds are also Directors/Trustees and Officers of the general partner of the Adviser.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
December 31, 2009

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES –
(CONTINUED)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds.  DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser.  The Funds pay no fees directly to DSA-NY.

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Funds. Such reductions amounted to $144, $3, and $2 for Selected American Shares, Selected Special Shares, and Selected Daily Government Fund, respectively, during the year ended December 31, 2009.

NOTE 5 - CAPITAL STOCK

At December 31, 2009, there were 600 million shares of capital stock of Selected American Shares ($1.25 par value per share) authorized.  At December 31, 2009, there were 50 million shares of capital stock of Selected Special Shares ($0.25 par value per share) authorized.  At December 31, 2009, there were unlimited shares of capital stock of Selected Capital Preservation Trust ($0.10 par value per share) authorized.  Transactions in capital stock were as follows:

Class S	Year ended December 31, 2009
	Selected American	Selected Special	Selected Daily
	Shares	Shares	Government Fund
Shares sold	29,874,792	125,145	2,652,721
Shares issued in reinvestment of distributions	969,609	5,059	9,740
	30,844,401	130,204	2,662,461
Shares redeemed	(60,645,087)	(468,008)	(3,172,942)
Net decrease	(29,800,686)	(337,804)	(510,481)

Proceeds from shares sold	$893,449,877	$1,036,529	$2,652,721
Proceeds from shares issued in reinvestment of
distributions	35,671,925	48,972	9,740
	929,121,802	1,085,501	2,662,461
Cost of shares redeemed	(1,793,066,611)	(3,697,280)	(3,172,942)
Net decrease	$(863,944,809)	$(2,611,779)	$(510,481)

Class S	Year ended December 31, 2008
	Selected American	Selected Special	Selected Daily
	Shares	Shares	Government Fund
Shares sold	52,788,052	205,953	2,911,490
Shares issued in reinvestment of distributions	2,146,603	–	93,798
	54,934,655	205,953	3,005,288
Shares redeemed	(57,050,156)	(1,335,225)	(3,637,266)
Net decrease	(2,115,501)	(1,129,272)	(631,978)

Proceeds from shares sold	$1,973,690,601	$1,847,371	$2,911,490
Proceeds from shares issued in reinvestment of
distributions	55,103,276	–	93,798
	2,028,793,877	1,847,371	3,005,288
Cost of shares redeemed	(2,071,725,714)	(12,504,786)	(3,637,266)
Net decrease	$(42,931,837)	$(10,657,415)	$(631,978)

SELECTED FUNDS	Notes to Financial Statements – (Continued)
December 31, 2009

NOTE 5 - CAPITAL STOCK – (CONTINUED)

Class D	Year ended December 31, 2009
	Selected American	Selected Special	Selected Daily
	Shares	Shares	Government Fund
Shares sold	11,637,523	305,178	6,677,409
Shares issued in reinvestment of distributions	773,829	29,925	175,020
	12,411,352	335,103	6,852,429
Shares redeemed	(15,383,362)	(500,773)	(50,628,041)
Net decrease	(2,972,010)	(165,670)	(43,775,612)

Proceeds from shares sold	$361,723,094	$2,609,144	$6,677,409
Proceeds from shares issued in reinvestment of
distributions	28,431,483	289,689	175,020
	390,154,577	2,898,833	6,852,429
Cost of shares redeemed	(451,059,761)	(3,953,528)	(50,628,041)
Net decrease	$(60,905,184)	$(1,054,695)	$(43,775,612)

Class D	Year ended December 31, 2008
	Selected American	Selected Special	Selected Daily
	Shares	Shares	Government Fund
Shares sold	16,281,582	347,821	13,790,987
Shares issued in reinvestment of distributions	1,377,495	20,267	2,637,462
	17,659,077	368,088	16,428,449
Shares redeemed	(21,633,056)	(1,023,109)	(59,311,785)
Net decrease	(3,973,979)	(655,021)	(42,883,336)

Proceeds from shares sold	$637,480,859	$3,086,028	$13,790,987
Proceeds from shares issued in reinvestment of
distributions	35,291,397	119,775	2,637,462
	672,772,256	3,205,803	16,428,449
Cost of shares redeemed	(807,035,081)	(9,476,975)	(59,311,785)
Net decrease	$(134,262,825)	$(6,271,172)	$(42,883,336)

NOTE 6 - BANK BORROWINGS

Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes.  The purchase of securities with borrowed funds creates leverage in the Fund.  Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively.  Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%.  The Funds had no borrowings during the year ended December 31, 2009.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
December 31, 2009

NOTE 7 - DISTRIBUTION SERVICE FEES

For services under the distribution agreement, the Funds’ Class S shares pay an annual fee of 0.25% of average daily net assets.  For the year ended December 31, 2009, Selected American Shares, Selected Special Shares, and Selected Daily Government Fund incurred distribution services fees totaling $10,761,378, $42,136, and $10,553, respectively.

Effective May 1, 2009, Davis Distributors, LLC has entered into an agreement with Selected Daily Government Fund to temporarily eliminate the 0.25% distribution fee on Class S shares until December 31, 2010. During the year ended December 31, 2009, such fee elimination amounted to $6,970.

There are no distribution service fees for the Funds’ Class D shares.

NOTE 8 - SECURITIES LOANED

Selected American Shares (“Fund”) has entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of December 31, 2009, the Fund did not have any securities on loan. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

NOTE 9 - ILLIQUID AND RESTRICTED SECURITIES

Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time.  Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of illiquid securities in Selected American Shares amounted to $113,152,897 or 1.35% of the Fund’s net assets as of December 31, 2009. The aggregate value of restricted securities in Selected American Shares amounted to $2,699,877 or 0.03% of the Fund’s net assets as of December 31, 2009. The aggregate value of illiquid securities in Selected Special Shares amounted to $3,182,500 or 3.69% of the Fund’s net assets as of December 31, 2009. Information regarding illiquid and restricted securities is as follows:

					Cost per	Valuation per
		Acquisition		Units/	Unit/	Unit/ Share as of
Fund	Security	Date	Principal	Shares	Share	December 31, 2009

Selected
American	Harley-Davidson, Inc., Sr.
Shares	Notes, 15.00%, 02/01/14	02/03/09	$47,000,000	470,000	$100.00	$122.50

Selected	Level 3 Communications,
American	Inc., Conv. Sr. Notes,
Shares	15.00%, 01/15/13	12/23/08	$8,000,000	80,000	$100.00	$125.00

Selected
American	Sealed Air Corp., Sr. Notes,
Shares	12.00%, 02/14/14	01/26/09	$25,000,000	250,000	$100.00	$109.68

Selected
American
Shares	Sino-Forest Corp., 144A	12/11/09	N/A	145,700	$15.85	$18.53

Selected
American	Sino-Forest Corp., Conv. Sr.
Shares	Notes, 5.00%, 08/01/13	07/17/08	$15,365,000	153,650	$100.00	$118.19

Selected
Special	Oaktree Capital Group LLC,
Shares	Class A	05/21/07	N/A	95,000	$27.98	$33.50

SELECTED FUNDS	Notes to Financial Statements – (Continued)
December 31, 2009

NOTE 10 - SUBSEQUENT EVENTS

Fund management has determined that no material events or transactions occurred subsequent to December 31, 2009 and through February 17, 2010, the date the Funds’ financial statements were issued, which require adjustments and/or additional disclosure in the Funds’ financial statements.

SELECTED FUNDS

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Selected American Shares Class S:
Year ended December 31, 2009	$28.54	$0.27d	$8.76	$9.03
Year ended December 31, 2008	$47.78	$0.34d	$(19.23)	$(18.89)
Year ended December 31, 2007	$46.06	$0.49d	$1.72	$2.21
Year ended December 31, 2006	$40.24	$0.30d	$5.81	$6.11
Year ended December 31, 2005	$36.87	$0.31	$3.34	$3.65
Selected American Shares Class D:
Year ended December 31, 2009	$28.50	$0.36d	$8.77	$9.13
Year ended December 31, 2008	$47.79	$0.48d	$(19.28)	$(18.80)
Year ended December 31, 2007	$46.07	$0.63d	$1.73	$2.36
Year ended December 31, 2006	$40.23	$0.45d	$5.81	$6.26
Year ended December 31, 2005	$36.86	$0.41d	$3.35	$3.76
Selected Special Shares Class S:
Year ended December 31, 2009	$6.80	$0.03d	$2.98	$3.01
Year ended December 31, 2008	$12.30	$0.04d	$(5.54)	$(5.50)
Year ended December 31, 2007	$13.98	$–d,e	$(0.17)	$(0.17)
Year ended December 31, 2006	$12.47	$(0.03)d	$2.22	$2.19
Year ended December 31, 2005	$12.44	$0.02	$1.03	$1.05
Selected Special Shares Class D:
Year ended December 31, 2009	$6.81	$0.07d	$2.98	$3.05
Year ended December 31, 2008	$12.30	$0.08d	$(5.54)	$(5.46)
Year ended December 31, 2007	$13.98	$0.05d	$(0.17)	$(0.12)
Year ended December 31, 2006	$12.46	$0.02d	$2.23	$2.25
Year ended December 31, 2005	$12.42	$0.05d	$1.04	$1.09
Selected Daily Government Fund Class S:
Year ended December 31, 2009	$1.000	$0.002	$–	$0.002
Year ended December 31, 2008	$1.000	$0.020	$–	$0.020
Year ended December 31, 2007	$1.000	$0.044	$–	$0.044
Year ended December 31, 2006	$1.000	$0.043	$–	$0.043
Year ended December 31, 2005	$1.000	$0.025	$–	$0.025
Selected Daily Government Fund Class D:
Year ended December 31, 2009	$1.000	$0.003	$–	$0.003
Year ended December 31, 2008	$1.000	$0.024	$–	$0.024
Year ended December 31, 2007	$1.000	$0.048	$–	$0.048
Year ended December 31, 2006	$1.000	$0.045	$–	$0.045
Year ended December 31, 2005	$1.000	$0.027	$–	$0.027

Financial Highlights

Dividends and Distributions Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Returna	Net Assets, End of Period (in millions)	Gross Expense Ratio	Net Expense Ratiob	Net Investment Income (Loss) Ratio	Portfolio Turnoverc

$(0.29)	$–	$–	$(0.29)	$37.28	31.64%	$4,742	0.94%	0.94%	0.86%	11%
$(0.34)	$–	$(0.01)	$(0.35)	$28.54	(39.44)%	$4,481	0.92%	0.92%	0.86%	18%
$(0.49)	$–	$–	$(0.49)	$47.78	4.79%	$7,602	0.90%	0.88%	1.01%	8%
$(0.29)	$–	$–	$(0.29)	$46.06	15.19%	$7,509	0.90%	0.90%	0.72%	9%
$(0.28)	$–	$–	$(0.28)	$40.24	9.90%	$7,978	0.90%	0.90%	0.81%	4%

$(0.38)	$–	$–	$(0.38)	$37.25	32.06%	$3,654	0.61%	0.61%	1.19%	11%
$(0.48)	$–	$(0.01)	$(0.49)	$28.50	(39.24)%	$2,881	0.59%	0.59%	1.19%	18%
$(0.64)	$–	$–	$(0.64)	$47.79	5.11%	$5,020	0.57%	0.57%	1.32%	8%
$(0.42)	$–	$–	$(0.42)	$46.07	15.59%	$4,407	0.58%	0.58%	1.04%	9%
$(0.39)	$–	$–	$(0.39)	$40.23	10.19%	$1,675	0.61%	0.60%	1.11%	4%

$(0.03)	$–	$–	$(0.03)	$9.78	44.21%	$19	1.32%	1.32%	0.38%	24%
$–	$–	$–	$–	$6.80	(44.72)%	$16	1.26%	1.26%	0.43%	30%
$(0.01)	$(1.50)	$–	$(1.51)	$12.30	(1.27)%	$42	1.17%	1.17%	(0.03)%	36%
$(0.11)	$(0.57)	$–	$(0.68)	$13.98	17.74%	$55	1.16%	1.16%	(0.20)%	41%
$(0.13)	$(0.89)	$–	$(1.02)	$12.47	8.45%	$68	1.16%	1.12%	0.11%	53%

$(0.07)	$–	$–	$(0.07)	$9.79	44.72%	$67	0.84%	0.84%	0.86%	24%
$(0.03)	$–	$–e	$(0.03)	$6.81	(44.40)%	$48	0.86%	0.86%	0.83%	30%
$(0.06)	$(1.50)	$–	$(1.56)	$12.30	(0.89)%	$94	0.81%	0.81%	0.33%	36%
$(0.16)	$(0.57)	$–	$(0.73)	$13.98	18.19%	$95	0.83%	0.83%	0.13%	41%
$(0.16)	$(0.89)	$–	$(1.05)	$12.46	8.83%	$55	0.87%	0.86%	0.37%	53%

$(0.002)	$–	$–	$(0.002)	$1.000	0.20%	$4	1.17%	0.54%	0.31%	NA
$(0.020)	$–	$–	$(0.020)	$1.000	2.05%	$4	0.94%	0.75%	2.09%	NA
$(0.044)	$–	$–	$(0.044)	$1.000	4.50%	$5	0.97%	0.75%	4.41%	NA
$(0.043)	$–	$–	$(0.043)	$1.000	4.33%	$6	0.67%	0.67%	4.28%	NA
$(0.025)	$–	$–	$(0.025)	$1.000	2.57%	$100	0.68%	0.67%	2.54%	NA

$(0.003)	$–	$–	$(0.003)	$1.000	0.29%	$24	0.57%	0.44%	0.41%	NA
$(0.024)	$–	$–	$(0.024)	$1.000	2.40%	$67	0.40%	0.40%	2.44%	NA
$(0.048)	$–	$–	$(0.048)	$1.000	4.85%	$110	0.41%	0.41%	4.75%	NA
$(0.045)	$–	$–	$(0.045)	$1.000	4.61%	$104	0.40%	0.40%	4.55%	NA
$(0.027)	$–	$–	$(0.027)	$1.000	2.75%	$11	0.50%	0.50%	2.71%	NA

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.

b	The ratios in this column reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.
c
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period.  Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

d	Per share calculations were based on average shares outstanding for the period.
e	Less than $0.005 per share.
See Notes to Financial Statements

SELECTED FUNDS	Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors/Trustees
of Selected American Shares, Inc., Selected Special Shares, Inc., and Selected Capital Preservation Trust:

We have audited the accompanying statements of assets and liabilities of Selected American Shares, Inc., Selected Special Shares, Inc., and Selected Daily Government Fund (a series of Selected Capital Preservation Trust), including the schedules of investments, as of December 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended.  These financial statements and financial highlights are the responsibility of the Funds' management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Selected American Shares, Inc., Selected Special Shares, Inc., and Selected Daily Government Fund as of December 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
February 17, 2010

SELECTED FUNDS	Fund Information

Federal Income Tax Information (Unaudited)

In early 2010, shareholders will receive information regarding all dividends and distributions paid to them by the Funds during the calendar year 2009.  Regulations of the U.S. Treasury Department require the Funds to report this information to the Internal Revenue Service.

The information and distributions reported herein may differ from the information reported as distributions taxable to certain shareholders for the calendar year 2009 with their 2009 Form 1099-DIV.

The information is presented to assist shareholders in reporting distributions received from the Funds to the Internal Revenue Service.  Because of the complexity of the federal regulations that may affect your individual tax return and the many variations in state and local regulations, we recommend that you consult your tax adviser for specific guidance.

Selected American Shares, Inc.

During the calendar year 2009, $73,870,802 of dividends paid by the Fund constituted income dividends for federal income tax purposes. The Fund designates $73,870,802 or 100% as income qualifying for the corporatedividends-received deduction.

For the calendar year 2009, certain dividends paid by the Fund constitute qualified dividend income for federal income tax purposes. The Fund designates $73,870,802 or 100% as qualified dividend income.

Selected Special Shares, Inc.

During the calendar year 2009, $493,466 of dividends paid by the Fund constituted income dividends for federal income tax purposes. The Fund designates $478,368 or 97% as income qualifying for the corporatedividends-received deduction.

For the calendar year 2009, certain dividends paid by the Fund constitute qualified dividend income for federal income tax purposes. The Fund designates $493,466 or 100% as qualified dividend income.

Portfolio Proxy Voting Policies and Procedures

The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds.  A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-243-1575, (ii) on the Funds’ website at www.selectedfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-243-1575, (ii) on the Funds’ website at www.selectedfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available without charge, upon request, by calling 1-800-243-1575 or on the Funds’ website at www.selectedfunds.com, or on the SEC’s website at www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SELECTED FUNDS	Privacy Notice and Householding

Privacy Notice

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us.  We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction.  In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent.  We may also provide your name and address to one of our agents for the purpose of mailing your account statement, other information about our products and services to you.  We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made.  We do not provide customer names and addresses to outside firms, organizations or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you.  We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Householding

To avoid sending duplicate copies of materials to households, the Funds will mail only one copy of each prospectus, Annual and Semi-Annual Report to shareholders having the same last name and address on the Funds’ records.  The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense.  If you do not want the mailing of these documents to be combined with those to other members of your household, please contact the Selected Funds by phone at 1-800-243-1575.  Individual copies of current prospectuses and reports will be sent to you within 30 days after the Funds receive your request to stop householding.

SELECTED FUNDS	Directors and Officers

For the purposes of their service as directors to the Selected Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756.  Each Director serves until retirement, resignation, death, or removal.  Directors must retire from the Board of Directors and cease being a Director at the close of business on the last day of the calendar year in which the Director attains age 75.

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors

William P. Barr (5/23/50)	Director	Director since 1994	Of Counsel to Kirkland & Ellis LLP (law firm) until July 2009; Executive Vice President and General Counsel, Verizon (a telecommunications company) from 1994 through 2008.	3	Director, Holcim (U.S.) Inc. (supplier of Portland and blended cements); Director, Time Warner, Inc. (media and entertainment company); Director, Dominion Resources (energy company).

Francisco L. Borges (11/17/51)	Director	Director since 2006	Chairman and Managing Partner, Landmark Partners, Inc. (private equity firm) since March 1999.	3	Director, Hartford Foundation for Public Giving; Director, Connecticut Public Broadcasting Networks

Jerome E. Hass (6/1/40)	Director	Director since 1997	Professor of Finance and Business Strategy, Johnson Graduate School of Management, Cornell University since 1985; Consultant, National Economic Research Associates; Co-Owner of B&H Enterprises of Ithaca (dba Ithaca Agway True Value) since 2000.	3	None

Katherine L. MacWilliams (1/19/56)	Director	Director since 1997	Chief Financial Officer, Caridian BCT, Inc. (a medical device company); former Chief Financial Officer, Coors Brewers Limited, a division of Molson Coors Brewing Company.	3	None

James J. McMonagle (10/1/44)	Director/ Chairman	Director since 1990	Chairman of the Selected Funds Board of Directors since 1997; of Counsel to Vorys, Sater, Seymour and Pease LLP (law firm) since 2002.	3	Director of Owens Corning (producer of residential and commercial building materials).

Richard O'Brien (9/12/45)	Director	Director since 1996	Retired Corporate Economist for Hewlett-Packard Company.	3	None

Inside Directors*

Andrew A. Davis (6/25/63)	Director	Director since 1998	President or Vice President of each Selected Fund and Davis Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	9	Director of certain Davis Funds (consisting of 6 portfolios).

Christopher C. Davis (7/13/65)	Director	Director since 1998	President or Vice President of each Selected Fund, Davis Fund and the Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co., a registered broker/dealer.	10	Director of certain Davis Funds (consisting of 7 portfolios); Director, Washington Post Co. (newspaper publisher).

*   Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

SELECTED FUNDS	Directors and Officers – (Continued)

Officers

Christopher C. Davis (born 7/13/65, Selected Funds officer since 1998). See description in the section on Inside Directors.

Andrew A. Davis (born 6/25/63, Selected Funds officer since 1998). See description in the section on Inside Directors.

Kenneth C. Eich (born 8/14/53, Selected Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 3/4/71, Selected Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 9/25/66, Selected Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 3/7/57, Selected Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 9/24/53, Selected Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (a law firm); counsel to the Independent Directors and the Davis Funds.

SELECTED FUNDS

Investment Adviser
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Custodian
State Street Bank and Trust Company
c/o The Selected Funds
One Lincoln Street
Boston, Massachusetts 02111

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Selected Funds
P.O. Box 8243
Boston, Massachusetts 02266-8243

Overnight Address:
30 Dan Road
Canton, Massachusetts 02021-2809

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about the Selected Funds including management fee, charges and expenses, see the current prospectus, which must precede or accompany this report.  The Funds’ Statement of Additional Information contains additional information about the Funds’ Directors and is available without charge upon request by calling 1-800-243-1575 or on the Funds’ website at www.selectedfunds.com. Quarterly Fact sheets are available on the Funds’ website at www.selectedfunds.com.

ITEM 2.  CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the code of ethics is filed as an exhibit to this form N-CSR.

No waivers were granted to this code of ethics during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Katherine MacWilliams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)
Audit Fees.  The aggregate Audit Fees billed by KPMP LLP (“KPMG”) for professional    services rendered for the audits of the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year ends December 31, 2009 and December 31, 2008 were $16,800 and $16,800, respectively.

(b)
Audit-Related Fees.  The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are not reasonably related to the performance of the audit or review of the fund financial statements, but not reported as Audit Fees fore fiscal year ends December 31, 2009 and December 31, 2008 were $0 and $0, respectively.

(c)
Tax Fees.  The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advise and tax planning for the fiscal year ends December 31, 2009 and December 31, 2008 were $4,110 and $4,110, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit.  These services include preparation of tax returns, tax advice related to mergers and a review of the fund income and capital gain distributions.

(d)
All Other Fees.  The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the fund for the fiscal year ends December 31, 2009 and December 31, 2008 were $0 and $0, respectively.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures.

The fund Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds.  Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The fund Audit Committee has adopted a policy whereby audit and non-audit services performed by the fund independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings.  If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

    (2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-1 of Regulation S-X.

(f)	Not applicable

(g)
The Funds’ independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended December 31, 2009 and December 31, 2008.  The fund has not paid any fees for non-audit not previously disclosed in items 4 (b) – (d).

(h)
The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.  No such services were rendered.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.  SCHEDULE OF INVESTMENTS

Not Applicable.  The complete Schedule of Investments is included in Item 1 of this form N-CSR

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11.  CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12.  EXHIBITS

(a)	(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this form N-CSR.
(a)	(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.
(a)	(3) Not applicable
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED CAPITAL PRESERVATION TRUST

By           /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date:  March 5, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date:  March 5, 2010

By           /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date:  March 5, 2010